Expenses by Nature - Summary of Expenses by Nature (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Attribution Of Expenses By Nature To Their Function [Abstract]
Clinical trials related expenses	¥ 138,765	¥ 282,740
Employee benefit expenses (Note 6)	63,215	79,850
Professional service fees	22,428	25,267
Insurance	6,577	8,698
Depreciation and amortization	3,508	3,258
R&D materials and consumable supplies	2,081	4,739
Office expenses	2,776	4,590
Others	2,155	3,463
Total expenses, by nature	¥ 241,505	¥ 412,605